Income and social contribution taxes (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income and Social Contribution Taxes [Abstract]
Deferred tax liability asset	R$ 32,742	R$ 53,780
Tax losses	11,113	(15,016)
Adjustments in biological assets and agricultural products	2,173	(7,543)
Financial lease	1,830	1,555
Provisions for contingency and fair value	1,823	1,389
Derivative financial instruments	1,821	(271)
Surplus on investment (Note 1.1)		(1,733)
Costs of transactions	(27)	(499)
Allowance for doubtful accounts	(180)	44
Provision for other accounts payable and receivable	674	(1,124)
Accelerated depreciation	(31,459)	2,154
Total without effect from conversion		32,736
Effect of conversion		6
Deferred tax liability asset	R$ 20,510	R$ 32,742